Property, plant and equipment (Tables)	12 Months Ended
Jun. 30, 2019
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Summary of Property, Plant and Equipment

	Land and buildings	Plant and equipment	Other mineral assets	Assets under construction	Exploration and evaluation	Total
	US$M	US$M	US$M	US$M	US$M	US$M
Net book value – 30 June 2019
At the beginning of the financial year	8,152	40,885	8,974	7,554	1,617	67,182
Additions (1)(2)	5	515	1,023	5,799	418	7,760
Depreciation for the year	(585)	(4,885)	(277)	–	–	(5,747)
Impairments, net of reversals (3)	(9)	(234)	–	–	(7)	(250)
Disposals	(2)	(40)	(5)	–	–	(47)
Transferred to assets held for sale	–	–	–	(331)	–	(331)
Exchange variations taken to reserve	–	(1)	–	–	–	(1)
Transfers and other movements	324	1,934	(504)	(1,873)	(406)	(525)

At the end of the financial year	7,885	38,174	9,211	11,149	1,622	68,041

– Cost	12,825	92,090	13,681	11,149	2,404	132,149
– Accumulated depreciation and impairments	(4,940)	(53,916)	(4,470)	–	(782)	(64,108)

Net book value – 30 June 2018
At the beginning of the financial year	8,547	49,427	15,557	5,536	1,430	80,497
Additions (1)(2)	(20)	110	873	5,423	258	6,644
Depreciation for the year	(548)	(6,467)	(730)	–	–	(7,745)
Impairments, net of reversals (3)	(9)	(507)	(260)	–	(62)	(838)
Disposals	(7)	(26)	(36)	(1)	(9)	(79)
Transferred to assets held for sale	(21)	(4,426)	(5,563)	(662)	–	(10,672)
Exchange variations taken to reserve	–	1	–	–	–	1
Transfers and other movements	210	2,773	(867)	(2,742)	–	(626)

At the end of the financial year	8,152	40,885	8,974	7,554	1,617	67,182

– Cost	12,525	91,037	13,212	7,554	2,400	126,728
– Accumulated depreciation and impairments	(4,373)	(50,152)	(4,238)	–	(783)	(59,546)

(1)	Includes net foreign exchange gains/(losses) related to the closure and rehabilitation provisions. Refer to note 14 ‘Closure and rehabilitation provisions’.

(2)

Property, plant and equipment of US$ nil (2018: US$3 million; 2017: US$593 million) was acquired under finance lease. This is a non-cash investing transaction that has been excluded from the Consolidated Cash Flow Statement.

(3)	Includes impairment charges related to Onshore US assets of US$ nil (2018: US$520 million). Refer to note 27 ‘Discontinued operations’.

Summary of Principal Depreciation Methods and Rates Applied to Major Asset Categories

The table below summarises the principal depreciation methods and rates applied to major asset categories by the Group.

Category	Buildings	Plant and equipment	Mineral rights and petroleum interests	Capitalised exploration, evaluation and development expenditure
Typical depreciation methodology	SL	SL	UoP	UoP

Depreciation rate	25-50 years	3-30 years	Based on the rate of depletion of reserves	Based on the rate of depletion of reserves